Average Annual Total Returns - ProShares UltraShort 7-10 Year Treasury	None OneYear	None FiveYears	None TenYears	None After Taxes on Distributions OneYear	None After Taxes on Distributions FiveYears	None After Taxes on Distributions TenYears	None After Taxes on Distributions and Sales of Shares OneYear	None After Taxes on Distributions and Sales of Shares FiveYears	None After Taxes on Distributions and Sales of Shares TenYears	ICE U.S. Treasury 7-10 Year Bond Index OneYear		ICE U.S. Treasury 7-10 Year Bond Index FiveYears		ICE U.S. Treasury 7-10 Year Bond Index TenYears
Total	(11.36%)	(4.71%)	(9.68%)	(12.01%)	(4.90%)	(9.77%)	(6.72%)	(3.57%)	(6.48%)	8.50%	[1]	4.70%	[1]	4.51%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of income paid by issuers in the Index.